John Hancock
Bond Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.4%				$8,545,612,959
(Cost $8,081,778,607)
U.S. Government 15.2%				2,918,254,045
U.S. Treasury
Bond	2.250	08-15-49	674,642,000	766,851,859
Bond (A)	2.375	11-15-49	275,730,000	321,860,922
Bond	2.750	11-15-42	345,125,000	419,313,394
Bond	3.000	02-15-47	26,865,000	34,664,245
Bond	3.125	11-15-41	296,370,000	380,928,066
Note	1.125	02-28-25	238,656,000	241,079,850
Note	1.500	02-15-30	409,601,000	423,553,034
Note	1.625	09-30-26	225,430,000	233,936,461
Treasury Inflation Protected Security	0.250	07-15-29	91,357,848	96,066,214
U.S. Government Agency 29.2%				5,627,358,914
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	07-01-33	48,466,013	49,918,859
15 Yr Pass Thru	2.500	11-01-34	4,440,626	4,587,618
15 Yr Pass Thru	3.000	07-01-32	72,722,514	76,245,498
30 Yr Pass Thru	3.000	03-01-43	5,493,099	5,837,736
30 Yr Pass Thru	3.000	04-01-43	6,462,510	6,801,071
30 Yr Pass Thru	3.000	06-01-43	2,174,126	2,298,216
30 Yr Pass Thru	3.000	12-01-45	22,539,885	23,847,502
30 Yr Pass Thru	3.000	05-01-46	4,119,325	4,360,876
30 Yr Pass Thru	3.000	10-01-46	7,716,672	8,157,109
30 Yr Pass Thru	3.000	10-01-46	7,866,492	8,264,839
30 Yr Pass Thru	3.000	10-01-46	13,609,949	14,361,232
30 Yr Pass Thru	3.000	10-01-46	93,470,590	98,863,936
30 Yr Pass Thru	3.000	10-01-46	22,762,957	23,723,925
30 Yr Pass Thru	3.000	11-01-46	17,033,874	17,968,838
30 Yr Pass Thru	3.000	12-01-46	79,609,609	83,780,237
30 Yr Pass Thru	3.000	12-01-46	16,296,195	17,241,594
30 Yr Pass Thru	3.000	04-01-47	47,012,525	49,592,972
30 Yr Pass Thru	3.000	09-01-49	31,963,708	33,402,995
30 Yr Pass Thru	3.000	10-01-49	37,080,923	38,472,525
30 Yr Pass Thru	3.000	12-01-49	50,440,167	52,317,364
30 Yr Pass Thru	3.000	02-01-50	107,268,622	111,394,849
30 Yr Pass Thru	3.500	02-01-41	13,775,093	14,742,344
30 Yr Pass Thru	3.500	01-01-42	1,485,892	1,605,551
30 Yr Pass Thru	3.500	05-01-42	1,330,668	1,427,847
30 Yr Pass Thru	3.500	06-01-42	5,428,625	5,825,077
30 Yr Pass Thru	3.500	08-01-42	1,431,966	1,536,542
30 Yr Pass Thru	3.500	09-01-42	1,760,347	1,878,453
30 Yr Pass Thru	3.500	04-01-44	6,356,444	6,880,494
30 Yr Pass Thru	3.500	05-01-45	14,350,483	15,376,075
30 Yr Pass Thru	3.500	01-01-46	1,778,864	1,904,883
30 Yr Pass Thru	3.500	08-01-46	75,007,149	80,742,751
30 Yr Pass Thru	3.500	09-01-46	20,037,517	21,350,574
30 Yr Pass Thru	3.500	09-01-46	10,123,653	10,715,874
30 Yr Pass Thru	3.500	10-01-46	4,386,519	4,641,069
30 Yr Pass Thru	3.500	10-01-46	28,244,215	30,342,192
30 Yr Pass Thru	3.500	11-01-46	9,373,798	9,982,203
30 Yr Pass Thru	3.500	11-01-46	9,304,161	9,940,030
30 Yr Pass Thru	3.500	12-01-46	15,479,146	16,561,214
30 Yr Pass Thru	3.500	01-01-47	8,983,135	9,656,015
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	02-01-47	14,978,370	$15,847,564
30 Yr Pass Thru	3.500	04-01-47	16,563,144	17,803,805
30 Yr Pass Thru	3.500	09-01-47	51,594,256	55,071,962
30 Yr Pass Thru	3.500	11-01-47	41,906,304	44,272,644
30 Yr Pass Thru	3.500	11-01-47	14,878,710	15,735,146
30 Yr Pass Thru	3.500	11-01-47	23,508,037	24,725,280
30 Yr Pass Thru	3.500	05-01-49	87,304,656	91,088,650
30 Yr Pass Thru	3.500	06-01-49	53,448,045	56,506,006
30 Yr Pass Thru	4.000	01-01-41	14,238,823	15,532,135
30 Yr Pass Thru	4.000	03-01-42	7,144,004	7,772,802
30 Yr Pass Thru	4.000	11-01-43	4,460,955	4,873,114
30 Yr Pass Thru	4.000	02-01-44	1,802,225	1,956,347
30 Yr Pass Thru	4.000	07-01-45	21,038,685	22,995,651
30 Yr Pass Thru	4.000	01-01-47	13,285,001	14,516,587
30 Yr Pass Thru	4.000	03-01-47	53,542,920	57,787,133
30 Yr Pass Thru	4.000	03-01-47	15,224,508	16,218,173
30 Yr Pass Thru	4.000	04-01-47	22,536,870	24,246,722
30 Yr Pass Thru	4.000	05-01-47	17,015,318	18,306,254
30 Yr Pass Thru	4.000	10-01-47	28,765,053	30,739,558
30 Yr Pass Thru	4.000	11-01-47	23,132,891	24,634,042
30 Yr Pass Thru	4.000	03-01-48	11,264,538	11,992,706
30 Yr Pass Thru	4.000	07-01-48	53,540,442	57,767,727
30 Yr Pass Thru	4.000	08-01-48	32,710,458	35,211,336
30 Yr Pass Thru	4.500	11-01-39	1,943,107	2,154,286
30 Yr Pass Thru	4.500	02-01-41	3,189,695	3,529,378
30 Yr Pass Thru	4.500	03-01-41	2,094,348	2,321,965
30 Yr Pass Thru	4.500	09-01-41	1,260,623	1,394,084
30 Yr Pass Thru	4.500	10-01-41	1,582,093	1,749,588
30 Yr Pass Thru	4.500	06-01-47	16,738,653	18,107,982
30 Yr Pass Thru	5.500	11-01-39	4,184,970	4,819,393
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	3,329,164	3,450,485
15 Yr Pass Thru	3.000	09-01-32	47,717,067	49,977,864
15 Yr Pass Thru	3.500	06-01-34	4,589,416	4,848,504
15 Yr Pass Thru	4.000	12-01-24	1,249,018	1,310,541
30 Yr Pass Thru (B)	3.000	TBA	112,215,000	115,557,784
30 Yr Pass Thru	3.000	07-01-42	4,210,219	4,453,743
30 Yr Pass Thru	3.000	10-01-42	8,257,625	8,681,067
30 Yr Pass Thru	3.000	10-01-42	4,181,095	4,395,497
30 Yr Pass Thru	3.000	12-01-42	1,923,156	2,032,591
30 Yr Pass Thru	3.000	01-01-43	1,457,644	1,532,390
30 Yr Pass Thru	3.000	03-01-43	1,538,344	1,634,054
30 Yr Pass Thru	3.000	04-01-43	2,547,299	2,693,046
30 Yr Pass Thru	3.000	05-01-43	2,153,272	2,287,240
30 Yr Pass Thru	3.000	06-01-43	2,091,865	2,200,441
30 Yr Pass Thru	3.000	07-01-43	24,423,703	25,874,563
30 Yr Pass Thru	3.000	12-01-45	49,478,742	51,660,324
30 Yr Pass Thru	3.000	08-01-46	53,746,392	56,687,196
30 Yr Pass Thru	3.000	08-01-46	39,507,785	41,669,505
30 Yr Pass Thru	3.000	09-01-46	5,210,375	5,472,835
30 Yr Pass Thru	3.000	10-01-46	4,003,983	4,204,798
30 Yr Pass Thru	3.000	10-01-46	34,870,360	36,342,457
30 Yr Pass Thru	3.000	01-01-47	31,519,684	33,234,475
30 Yr Pass Thru	3.000	02-01-47	16,881,530	17,857,980
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	04-01-47	169,600,372	$176,548,272
30 Yr Pass Thru	3.000	10-01-47	37,353,178	39,385,333
30 Yr Pass Thru	3.000	11-01-47	43,290,372	45,659,061
30 Yr Pass Thru	3.000	12-01-47	97,875,736	101,885,343
30 Yr Pass Thru	3.000	11-01-48	148,380,481	154,459,080
30 Yr Pass Thru	3.000	11-01-48	36,801,004	38,423,608
30 Yr Pass Thru	3.000	12-01-48	22,749,116	23,681,063
30 Yr Pass Thru	3.000	07-01-49	51,537,307	53,181,543
30 Yr Pass Thru	3.000	09-01-49	44,092,282	46,077,704
30 Yr Pass Thru	3.000	09-01-49	50,510,553	53,195,381
30 Yr Pass Thru	3.000	10-01-49	32,935,221	34,149,111
30 Yr Pass Thru	3.000	10-01-49	63,191,226	65,542,970
30 Yr Pass Thru	3.000	10-01-49	63,366,622	66,596,184
30 Yr Pass Thru	3.000	11-01-49	128,914,817	134,719,696
30 Yr Pass Thru	3.000	11-01-49	34,840,527	36,768,648
30 Yr Pass Thru	3.000	11-01-49	43,254,672	45,364,583
30 Yr Pass Thru	3.000	11-01-49	38,228,011	39,949,372
30 Yr Pass Thru	3.000	11-01-49	61,777,976	64,077,123
30 Yr Pass Thru	3.000	12-01-49	47,782,881	49,934,487
30 Yr Pass Thru	3.000	01-01-50	37,531,393	39,108,792
30 Yr Pass Thru	3.500	11-01-40	3,018,363	3,231,614
30 Yr Pass Thru	3.500	06-01-42	2,914,006	3,125,348
30 Yr Pass Thru	3.500	06-01-42	268,047	287,488
30 Yr Pass Thru	3.500	08-01-42	5,300,735	5,685,178
30 Yr Pass Thru	3.500	01-01-43	2,396,075	2,555,627
30 Yr Pass Thru	3.500	02-01-43	768,720	831,679
30 Yr Pass Thru	3.500	05-01-43	1,401,179	1,514,186
30 Yr Pass Thru	3.500	06-01-43	18,423,122	19,880,183
30 Yr Pass Thru	3.500	07-01-43	1,430,081	1,547,206
30 Yr Pass Thru	3.500	07-01-43	5,297,497	5,714,813
30 Yr Pass Thru	3.500	07-01-43	5,518,483	5,954,932
30 Yr Pass Thru	3.500	01-01-45	4,387,701	4,736,089
30 Yr Pass Thru	3.500	04-01-45	14,514,573	15,544,580
30 Yr Pass Thru	3.500	04-01-45	3,849,056	4,122,199
30 Yr Pass Thru	3.500	04-01-45	15,487,825	16,586,898
30 Yr Pass Thru	3.500	08-01-45	19,504,030	20,875,918
30 Yr Pass Thru	3.500	01-01-46	37,513,211	40,444,914
30 Yr Pass Thru	3.500	02-01-46	26,744,130	28,316,048
30 Yr Pass Thru	3.500	07-01-46	32,822,408	34,679,785
30 Yr Pass Thru	3.500	07-01-46	10,166,373	10,827,453
30 Yr Pass Thru	3.500	08-01-46	38,470,597	41,116,458
30 Yr Pass Thru	3.500	02-01-47	43,004,705	45,922,089
30 Yr Pass Thru	3.500	03-01-47	48,574,944	52,188,979
30 Yr Pass Thru	3.500	05-01-47	32,417,248	34,879,782
30 Yr Pass Thru	3.500	07-01-47	60,992,221	65,530,115
30 Yr Pass Thru	3.500	08-01-47	46,688,180	49,972,165
30 Yr Pass Thru	3.500	09-01-47	12,025,618	12,638,488
30 Yr Pass Thru	3.500	11-01-47	58,807,230	62,704,750
30 Yr Pass Thru	3.500	11-01-47	8,208,742	8,616,829
30 Yr Pass Thru	3.500	12-01-47	29,839,358	31,723,749
30 Yr Pass Thru	3.500	01-01-48	49,932,083	53,085,354
30 Yr Pass Thru	3.500	03-01-48	9,912,674	10,662,580
30 Yr Pass Thru	3.500	03-01-48	40,724,470	42,774,486
30 Yr Pass Thru	3.500	06-01-48	24,565,174	26,193,260
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-49	7,771,593	$8,262,378
30 Yr Pass Thru	3.500	06-01-49	53,849,279	57,148,958
30 Yr Pass Thru	3.500	06-01-49	25,994,800	27,035,273
30 Yr Pass Thru	3.500	06-01-49	42,198,003	44,309,009
30 Yr Pass Thru	3.500	07-01-49	25,966,282	27,074,585
30 Yr Pass Thru	3.500	07-01-49	98,941,994	103,211,459
30 Yr Pass Thru	3.500	09-01-49	20,404,303	21,208,257
30 Yr Pass Thru	3.500	12-01-49	113,398,745	119,036,217
30 Yr Pass Thru	3.500	02-01-50	74,373,334	77,466,424
30 Yr Pass Thru	3.500	03-01-50	20,355,000	21,366,922
30 Yr Pass Thru (6 month LIBOR + 2.122%) (C)	3.997	07-01-33	382	400
30 Yr Pass Thru	4.000	09-01-40	6,867,460	7,489,878
30 Yr Pass Thru	4.000	09-01-40	10,275,847	11,207,176
30 Yr Pass Thru	4.000	11-01-40	2,498,136	2,724,549
30 Yr Pass Thru	4.000	12-01-40	1,441,779	1,572,001
30 Yr Pass Thru	4.000	12-01-40	3,980,293	4,339,794
30 Yr Pass Thru	4.000	01-01-41	4,346,127	4,738,670
30 Yr Pass Thru	4.000	01-01-41	1,677,660	1,829,186
30 Yr Pass Thru	4.000	02-01-41	1,846,092	2,012,831
30 Yr Pass Thru	4.000	09-01-41	7,956,823	8,672,999
30 Yr Pass Thru	4.000	09-01-41	2,104,393	2,301,038
30 Yr Pass Thru	4.000	09-01-41	3,617,529	3,979,311
30 Yr Pass Thru	4.000	10-01-41	1,851,063	2,024,036
30 Yr Pass Thru	4.000	10-01-41	1,469,584	1,602,317
30 Yr Pass Thru	4.000	10-01-41	2,486,475	2,710,277
30 Yr Pass Thru	4.000	01-01-42	3,214,667	3,517,072
30 Yr Pass Thru	4.000	03-01-42	1,630,840	1,776,609
30 Yr Pass Thru	4.000	05-01-42	6,076,142	6,607,852
30 Yr Pass Thru	4.000	07-01-42	396,587	433,894
30 Yr Pass Thru	4.000	09-01-43	7,651,224	8,457,053
30 Yr Pass Thru	4.000	10-01-43	8,411,587	9,263,325
30 Yr Pass Thru	4.000	10-01-43	3,461,456	3,784,913
30 Yr Pass Thru	4.000	01-01-44	5,977,591	6,581,001
30 Yr Pass Thru	4.000	12-01-45	19,300,322	20,910,843
30 Yr Pass Thru	4.000	02-01-46	12,176,293	13,078,195
30 Yr Pass Thru	4.000	04-01-46	12,580,412	13,512,247
30 Yr Pass Thru	4.000	06-01-46	8,373,775	8,994,023
30 Yr Pass Thru	4.000	07-01-46	20,936,131	22,434,537
30 Yr Pass Thru	4.000	10-01-46	4,861,211	5,209,129
30 Yr Pass Thru	4.000	01-01-47	16,652,436	17,957,960
30 Yr Pass Thru	4.000	03-01-47	25,972,389	28,017,918
30 Yr Pass Thru	4.000	04-01-47	22,369,149	24,071,477
30 Yr Pass Thru	4.000	08-01-47	33,039,020	35,248,763
30 Yr Pass Thru	4.000	11-01-47	7,674,837	8,169,924
30 Yr Pass Thru	4.000	12-01-47	14,166,116	15,321,651
30 Yr Pass Thru	4.000	12-01-47	12,484,035	13,319,002
30 Yr Pass Thru	4.000	04-01-48	76,033,525	82,211,842
30 Yr Pass Thru	4.000	07-01-48	24,638,495	26,045,777
30 Yr Pass Thru	4.000	09-01-48	47,179,254	50,542,620
30 Yr Pass Thru	4.000	10-01-48	45,885,401	49,398,860
30 Yr Pass Thru	4.000	10-01-48	27,190,384	29,229,875
30 Yr Pass Thru	4.000	10-01-48	32,863,387	35,461,904
30 Yr Pass Thru	4.000	01-01-49	21,746,209	23,268,613
30 Yr Pass Thru	4.000	02-01-49	30,279,547	32,446,664
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	11-01-39	3,981,080	$4,411,766
30 Yr Pass Thru	4.500	08-01-40	2,967,395	3,282,854
30 Yr Pass Thru	4.500	08-01-40	1,791,317	1,981,749
30 Yr Pass Thru	4.500	02-01-41	6,686,242	7,394,955
30 Yr Pass Thru	4.500	05-01-41	3,878,750	4,291,093
30 Yr Pass Thru	4.500	05-01-41	4,814,770	5,322,106
30 Yr Pass Thru	4.500	06-01-41	5,769,236	6,377,145
30 Yr Pass Thru	4.500	07-01-41	4,342,089	4,799,618
30 Yr Pass Thru	4.500	08-01-41	2,800,660	3,095,768
30 Yr Pass Thru	4.500	05-01-42	6,463,869	7,149,012
30 Yr Pass Thru	4.500	11-01-42	4,391,309	4,858,141
30 Yr Pass Thru	4.500	01-01-43	1,278,117	1,412,794
30 Yr Pass Thru	4.500	10-01-45	15,238,317	16,696,370
30 Yr Pass Thru	4.500	05-01-46	8,486,453	9,200,340
30 Yr Pass Thru	4.500	04-01-48	1,568,690	1,702,120
30 Yr Pass Thru	4.500	04-01-48	15,801,351	17,056,504
30 Yr Pass Thru	4.500	05-01-48	42,169,540	45,756,409
30 Yr Pass Thru	4.500	06-01-48	47,548,611	51,593,016
30 Yr Pass Thru	4.500	06-01-48	39,251,159	42,933,243
30 Yr Pass Thru	7.000	09-01-31	128	150
30 Yr Pass Thru	7.000	09-01-31	127	149
30 Yr Pass Thru	7.000	09-01-31	1,997	2,335
30 Yr Pass Thru	7.000	01-01-32	83	97
30 Yr Pass Thru	7.000	05-01-32	117	138
30 Yr Pass Thru	7.000	06-01-32	101	118
30 Yr Pass Thru	7.500	09-01-29	54	63
30 Yr Pass Thru	7.500	12-01-29	64	75
30 Yr Pass Thru	7.500	12-01-30	15	17
30 Yr Pass Thru	7.500	01-01-31	28	32
30 Yr Pass Thru	7.500	05-01-31	316	370
30 Yr Pass Thru	7.500	08-01-31	117	133
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	1,808,764	1,961,284
30 Yr Pass Thru	5.000	04-15-35	3,762	4,186
30 Yr Pass Thru	5.000	04-15-35	1,540	1,711
30 Yr Pass Thru	5.500	03-15-35	4,363	4,944
30 Yr Pass Thru	6.000	03-15-33	2,328	2,665
30 Yr Pass Thru	6.000	06-15-33	871	991
30 Yr Pass Thru	6.500	09-15-28	342	384
30 Yr Pass Thru	6.500	09-15-29	156	176
30 Yr Pass Thru	6.500	08-15-31	218	249
30 Yr Pass Thru	7.000	04-15-29	712	812

30 Yr Pass Thru	8.000	10-15-26	347	389
Foreign government obligations 0.5%				$88,515,025
(Cost $79,784,760)
Qatar 0.3%				48,936,234
State of Qatar
Bond (D)	3.375	03-14-24	24,739,000	26,084,554
Bond (D)	5.103	04-23-48	17,235,000	22,851,680
Saudi Arabia 0.2%				39,578,791
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	34,750,000	39,578,791
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 41.1%				$7,909,605,224
(Cost $7,523,623,451)
Communication services 4.8%				933,119,355
Diversified telecommunication services 1.6%
AT&T, Inc.	3.400	05-15-25	34,658,000	36,976,114
AT&T, Inc.	3.800	02-15-27	17,626,000	19,290,159
C&W Senior Financing DAC (D)	6.875	09-15-27	15,850,000	16,721,750
CenturyLink, Inc. (D)	4.000	02-15-27	7,709,000	7,746,774
Cincinnati Bell, Inc. (A)(D)	7.000	07-15-24	22,599,000	23,757,199
GCI LLC (D)	6.625	06-15-24	7,997,000	8,471,862
GCI LLC	6.875	04-15-25	10,150,000	10,458,763
Level 3 Financing, Inc. (D)	3.400	03-01-27	21,879,000	22,746,940
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	12,325,000	12,473,624
Radiate Holdco LLC (A)(D)	6.625	02-15-25	13,365,000	13,398,413
Telecom Argentina SA (A)(D)	6.500	06-15-21	13,645,000	13,313,427
Telecom Argentina SA (A)(D)	8.000	07-18-26	12,621,000	11,624,067
Telecom Italia Capital SA	7.200	07-18-36	19,715,000	24,412,099
Telecom Italia SpA (D)	5.303	05-30-24	14,935,000	15,943,113
Verizon Communications, Inc.	4.400	11-01-34	16,224,000	19,700,383
Verizon Communications, Inc.	4.862	08-21-46	41,595,000	55,348,831
Entertainment 0.4%
Activision Blizzard, Inc.	3.400	09-15-26	9,978,000	10,731,180
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	8,795,000	8,553,138
Netflix, Inc.	4.875	04-15-28	14,130,000	14,874,792
Netflix, Inc. (D)	4.875	06-15-30	13,997,000	14,750,039
Netflix, Inc. (D)	5.375	11-15-29	5,283,000	5,743,678
Netflix, Inc.	5.875	11-15-28	23,170,000	26,050,031
Interactive media and services 0.1%
Match Group, Inc. (D)	4.125	08-01-30	12,092,000	11,846,532
National CineMedia LLC (D)	5.875	04-15-28	8,680,000	8,869,181
Twitter, Inc. (D)	3.875	12-15-27	3,988,000	4,072,745
Media 1.9%
Altice Financing SA (D)	5.000	01-15-28	6,979,000	6,839,420
Cablevision Systems Corp.	5.875	09-15-22	11,420,000	11,992,713
Charter Communications Operating LLC	4.200	03-15-28	34,358,000	37,311,301
Charter Communications Operating LLC	4.800	03-01-50	34,187,000	36,817,704
Charter Communications Operating LLC	5.750	04-01-48	38,521,000	45,936,996
Charter Communications Operating LLC	6.484	10-23-45	31,930,000	41,064,540
Comcast Corp.	4.150	10-15-28	30,964,000	35,886,351
CSC Holdings LLC (D)	5.375	02-01-28	7,610,000	7,916,911
CSC Holdings LLC (D)	5.500	04-15-27	9,290,000	9,777,725
CSC Holdings LLC (D)	5.750	01-15-30	11,119,000	11,758,343
CSC Holdings LLC (D)	7.500	04-01-28	11,630,000	13,112,825
LCPR Senior Secured Financing DAC (D)	6.750	10-15-27	9,115,000	9,585,334
MDC Partners, Inc. (D)	6.500	05-01-24	25,380,000	23,159,250
Sirius XM Radio, Inc. (D)	5.000	08-01-27	28,630,000	29,954,138
Sirius XM Radio, Inc. (D)	5.375	07-15-26	17,804,000	18,423,579
WMG Acquisition Corp. (D)	4.875	11-01-24	6,551,000	6,731,153
WMG Acquisition Corp. (D)	5.500	04-15-26	9,627,000	10,060,215
Ypso Finance Bis SA (D)	10.500	05-15-27	4,417,000	5,006,360
Wireless telecommunication services 0.8%
CC Holdings GS V LLC	3.849	04-15-23	18,984,000	20,157,039
Comunicaciones Celulares SA (D)	6.875	02-06-24	8,530,000	8,690,023
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Millicom International Cellular SA (A)(D)	5.125	01-15-28	4,100,000	$4,223,000
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	12,421,000	12,969,238
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	12,515,000	13,364,442
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	28,364,000	27,371,260
Sprint Corp. (A)	7.875	09-15-23	15,206,000	17,385,476
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	13,556,000	14,166,020
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	30,806,000	35,583,165
Consumer discretionary 3.8%				741,288,578
Auto components 0.0%
Dealer Tire LLC (D)	8.000	02-01-28	6,281,000	6,296,703
Automobiles 1.3%
Daimler Finance North America LLC (D)	2.700	06-14-24	13,695,000	14,133,011
Daimler Finance North America LLC (D)	3.500	08-03-25	12,585,000	13,513,511
Ford Motor Credit Company LLC	4.134	08-04-25	59,706,000	60,587,327
Ford Motor Credit Company LLC	5.113	05-03-29	34,269,000	34,508,795
Ford Motor Credit Company LLC	5.875	08-02-21	30,980,000	32,384,374
General Motors Financial Company, Inc.	4.000	01-15-25	47,290,000	50,036,603
General Motors Financial Company, Inc.	4.300	07-13-25	22,335,000	23,670,550
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	5,212,000	5,501,553
Mclaren Finance PLC (D)	5.750	08-01-22	5,425,000	4,937,847
Nissan Motor Acceptance Corp. (D)	3.450	03-15-23	13,440,000	14,076,423
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	6,680,000	6,847,000
Laureate Education, Inc. (D)	8.250	05-01-25	8,575,000	9,090,615
Prime Security Services Borrower LLC (D)	6.250	01-15-28	11,195,000	10,834,521
Sotheby's (A)(D)	7.375	10-15-27	15,799,000	15,799,000
Hotels, restaurants and leisure 0.7%
CCM Merger, Inc. (A)(D)	6.000	03-15-22	10,775,000	10,882,750
Connect Finco SARL (D)	6.750	10-01-26	23,202,000	23,608,035
Eldorado Resorts, Inc.	6.000	09-15-26	6,670,000	7,236,950
Eldorado Resorts, Inc.	7.000	08-01-23	4,535,000	4,682,841
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	10,028,000	10,391,515
International Game Technology PLC (D)	6.500	02-15-25	11,430,000	12,372,975
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	11,775,000	12,363,750
Resorts World Las Vegas LLC (D)	4.625	04-16-29	16,090,000	17,416,273
Twin River Worldwide Holdings, Inc. (D)	6.750	06-01-27	17,764,000	18,506,624
Waterford Gaming LLC (D)(F)(G)	8.625	09-15-14	422,977	0
Wyndham Destinations, Inc. (D)	4.625	03-01-30	8,891,000	8,892,778
Yum! Brands, Inc. (D)	4.750	01-15-30	12,072,000	12,526,028
Internet and direct marketing retail 1.2%
Amazon.com, Inc.	3.150	08-22-27	39,414,000	43,185,187
Amazon.com, Inc.	4.050	08-22-47	21,490,000	27,511,159
Expedia Group, Inc. (D)	3.250	02-15-30	27,930,000	27,295,638
Expedia Group, Inc.	3.800	02-15-28	38,185,000	39,238,056
Expedia Group, Inc. (A)	5.000	02-15-26	30,617,000	34,488,608
Prosus NV (D)	4.850	07-06-27	4,575,000	5,065,617
Prosus NV (D)	5.500	07-21-25	19,530,000	21,798,633
QVC, Inc.	4.375	03-15-23	18,108,000	18,860,464
QVC, Inc.	5.125	07-02-22	8,874,000	9,419,294
QVC, Inc.	5.450	08-15-34	10,129,000	10,200,781
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products 0.1%
Diamond Sports Group LLC (A)(D)	6.625	08-15-27	18,960,000	$15,357,600
Multiline retail 0.3%
Dollar Tree, Inc.	4.200	05-15-28	40,979,000	45,834,921
Specialty retail 0.0%
Asbury Automotive Group, Inc. (D)	4.750	03-01-30	1,901,000	1,934,268
Consumer staples 0.8%				147,585,106
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	22,485,000	26,884,058
Food and staples retailing 0.1%
Albertsons Companies, Inc. (D)	4.875	02-15-30	7,584,000	7,584,000
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	15,724,000	16,092,868
Food products 0.4%
JBS Investments II GmbH (D)	5.750	01-15-28	25,669,000	26,824,105
Kraft Heinz Foods Company (D)	4.875	02-15-25	13,957,000	14,358,543
NBM US Holdings, Inc. (A)(D)	6.625	08-06-29	8,240,000	8,590,200
Post Holdings, Inc. (D)	5.500	12-15-29	8,311,000	8,622,663
Simmons Foods, Inc. (A)(D)	5.750	11-01-24	11,320,000	11,206,800
Personal products 0.2%
Natura Cosmeticos SA (D)	5.375	02-01-23	19,995,000	20,680,029
Walnut Bidco PLC (A)(D)	9.125	08-01-24	6,925,000	6,741,840
Energy 4.9%				941,190,805
Energy equipment and services 0.4%
Archrock Partners LP	6.000	10-01-22	15,668,000	15,682,101
CSI Compressco LP	7.250	08-15-22	22,264,000	20,023,707
CSI Compressco LP (D)	7.500	04-01-25	20,041,000	19,690,283
Inkia Energy, Ltd. (D)	5.875	11-09-27	4,600,000	4,812,750
Tervita Corp. (D)	7.625	12-01-21	13,901,000	14,040,010
Oil, gas and consumable fuels 4.5%
Aker BP ASA (D)	3.000	01-15-25	13,687,000	13,858,845
Antero Resources Corp. (A)	5.000	03-01-25	11,643,000	5,996,145
Cheniere Energy Partners LP (D)	4.500	10-01-29	26,578,000	25,416,541
Cimarex Energy Company	4.375	06-01-24	12,404,000	13,082,452
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	9,460,000	10,272,683
Continental Resources, Inc.	5.000	09-15-22	20,221,000	20,186,479
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (A)(E)	7.375	12-15-22	27,189,000	24,741,990
DCP Midstream Operating LP	5.125	05-15-29	5,850,000	5,747,625
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	27,700,000	24,930,000
Enable Midstream Partners LP	3.900	05-15-24	19,802,000	20,263,766
Enable Midstream Partners LP	4.950	05-15-28	18,636,000	18,559,331
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	20,627,000	20,415,573
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	19,207,000	20,167,350
Energy Transfer Operating LP	4.200	04-15-27	8,447,000	9,069,535
Energy Transfer Operating LP	4.250	03-15-23	24,613,000	26,066,586
Energy Transfer Operating LP	5.150	03-15-45	18,959,000	19,805,042
Energy Transfer Operating LP	5.875	01-15-24	17,707,000	19,844,900
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	35,593,000	36,126,895
Husky Energy, Inc.	3.950	04-15-22	17,036,000	17,615,292
Kinder Morgan Energy Partners LP	7.750	03-15-32	12,590,000	17,834,104
MPLX LP	4.000	03-15-28	20,580,000	21,746,757
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (D)	4.250	12-01-27	7,928,000	$8,633,682
MPLX LP (D)	5.250	01-15-25	11,827,000	12,462,389
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(E)	6.875	02-15-23	48,906,000	47,194,290
Murphy Oil Corp.	5.750	08-15-25	9,531,000	9,252,409
ONEOK Partners LP	4.900	03-15-25	8,673,000	9,742,745
Parsley Energy LLC (D)	4.125	02-15-28	10,325,000	9,679,688
Parsley Energy LLC (D)	5.625	10-15-27	15,371,000	15,236,504
PBF Holding Company LLC (D)	6.000	02-15-28	15,054,000	14,865,825
Petrobras Global Finance BV (A)(D)	5.093	01-15-30	44,956,000	48,102,920
Petrobras Global Finance BV	6.900	03-19-49	12,360,000	14,801,100
Sabine Pass Liquefaction LLC	4.200	03-15-28	15,585,000	16,467,369
Sabine Pass Liquefaction LLC	5.000	03-15-27	15,534,000	17,144,222
Sabine Pass Liquefaction LLC	5.875	06-30-26	28,376,000	32,680,741
Sunoco Logistics Partners Operations LP	3.900	07-15-26	24,214,000	25,587,435
Sunoco Logistics Partners Operations LP	5.400	10-01-47	16,846,000	17,858,875
Targa Resources Partners LP (A)	5.875	04-15-26	27,952,000	28,793,355
Teekay Offshore Partners LP (A)(D)	8.500	07-15-23	17,682,000	17,323,055
The Williams Companies, Inc.	3.750	06-15-27	21,304,000	22,345,918
The Williams Companies, Inc.	4.550	06-24-24	44,241,000	48,471,197
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	8,771,555
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,565,000	15,188,315
WPX Energy, Inc.	4.500	01-15-30	13,044,000	12,453,107
WPX Energy, Inc.	5.250	09-15-24	5,040,000	5,065,200
WPX Energy, Inc.	5.250	10-15-27	17,348,000	17,072,167
Financials 10.9%				2,096,663,875
Banks 6.4%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (A)(D)(E)	6.750	06-15-26	12,365,000	13,956,994
Banco Santander SA	4.379	04-12-28	18,430,000	20,776,195
Bank of America Corp.	3.950	04-21-25	27,372,000	29,875,586
Bank of America Corp.	4.200	08-26-24	13,422,000	14,734,197
Bank of America Corp.	4.450	03-03-26	31,670,000	35,747,696
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	36,217,000	40,864,728
Barclays Bank PLC (D)	10.179	06-12-21	8,040,000	8,846,688
Barclays PLC	4.375	01-12-26	15,935,000	17,576,396
BPCE SA (D)	4.500	03-15-25	20,836,000	22,675,462
BPCE SA (D)	5.700	10-22-23	23,245,000	26,015,393
Citigroup, Inc.	3.200	10-21-26	33,754,000	35,935,404
Citigroup, Inc.	4.600	03-09-26	37,773,000	42,747,219
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	29,338,000	28,934,603
Citigroup, Inc.	5.500	09-13-25	10,901,000	12,763,733
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	24,908,000	27,668,554
Credit Agricole SA (D)	3.250	01-14-30	31,649,000	32,796,593
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	18,085,000	20,054,726
Danske Bank A/S (D)	5.000	01-12-22	17,629,000	18,672,079
Discover Bank	2.450	09-12-24	21,280,000	21,757,046
Freedom Mortgage Corp. (D)	8.125	11-15-24	16,277,000	15,666,613
Freedom Mortgage Corp. (D)	8.250	04-15-25	5,630,000	5,332,736
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) (A)	3.950	05-18-24	35,279,000	37,560,240
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	7,411,633
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (E)	6.875	06-01-21	20,390,000	$21,103,650
ING Bank NV (D)	5.800	09-25-23	1,952,000	2,216,865
ING Groep NV	3.550	04-09-24	17,692,000	18,945,595
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	7,689,843
JPMorgan Chase & Co.	2.950	10-01-26	34,327,000	36,391,106
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	27,985,000	31,086,062
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	25,670,000	25,798,350
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	30,309,000	33,903,950
Lloyds Banking Group PLC	4.450	05-08-25	47,565,000	53,116,573
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	18,250,000	19,824,063
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	14,920,000	16,001,700
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (C)	2.547	12-01-21	9,230,000	9,231,015
Santander Holdings USA, Inc.	3.244	10-05-26	39,550,000	41,066,995
Santander Holdings USA, Inc.	3.400	01-18-23	18,107,000	18,887,926
Santander Holdings USA, Inc.	3.500	06-07-24	38,050,000	40,012,161
Santander Holdings USA, Inc.	4.400	07-13-27	9,667,000	10,596,245
Santander UK Group Holdings PLC (D)	4.750	09-15-25	18,879,000	20,829,847
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(E)	7.375	09-13-21	17,145,000	17,925,098
The PNC Financial Services Group, Inc.	2.200	11-01-24	30,950,000	31,859,002
The PNC Financial Services Group, Inc.	3.150	05-19-27	4,843,000	5,169,619
The PNC Financial Services Group, Inc.	3.500	01-23-24	11,908,000	12,684,029
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	15,854,000	16,448,525
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	29,319,000	30,784,950
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	9,658,000	10,040,665
The Royal Bank of Scotland Group PLC	3.875	09-12-23	24,580,000	26,142,385
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	37,157,000	39,312,106
The Toronto-Dominion Bank	3.250	03-11-24	26,178,000	27,922,318
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	55,273,000	61,214,818
Capital markets 1.3%
Ares Capital Corp.	4.200	06-10-24	19,978,000	21,216,119
Cantor Fitzgerald LP (D)	4.875	05-01-24	27,559,000	30,140,580
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(E)	7.500	07-17-23	19,450,000	20,995,303
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (A)(D)(E)	7.500	12-11-23	10,205,000	11,291,220
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	18,139,000	17,980,828
Lazard Group LLC	4.375	03-11-29	14,025,000	15,796,119
Macquarie Bank, Ltd. (D)	4.875	06-10-25	20,345,000	22,358,093
Morgan Stanley	3.875	01-27-26	19,085,000	21,106,068
Stearns Holdings LLC (D)	5.000	11-05-24	63,888	42,486
Stifel Financial Corp.	4.250	07-18-24	14,491,000	15,924,387
The Goldman Sachs Group, Inc.	3.850	01-26-27	48,606,000	53,423,966
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	16,288,000	17,428,160
Consumer finance 0.7%
Ally Financial, Inc.	5.125	09-30-24	31,312,000	34,688,060
Capital One Financial Corp.	3.900	01-29-24	15,290,000	16,370,093
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (D)(E)	9.125	11-29-22	9,375,000	$9,937,500
Discover Financial Services	3.950	11-06-24	28,628,000	31,020,953
Discover Financial Services	4.100	02-09-27	8,552,000	9,340,547
Enova International, Inc. (D)	8.500	09-01-24	3,051,000	2,873,035
Enova International, Inc. (D)	8.500	09-15-25	15,597,000	14,583,195
Springleaf Finance Corp.	6.875	03-15-25	5,750,000	6,325,000
Diversified financial services 0.9%
Allied Universal Holdco LLC (D)	6.625	07-15-26	7,548,000	7,915,965
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	33,592,000	38,358,651
Gogo Intermediate Holdings LLC (D)	9.875	05-01-24	10,941,000	11,129,185
Jefferies Financial Group, Inc.	5.500	10-18-23	15,716,000	17,171,887
Jefferies Group LLC	4.150	01-23-30	21,760,000	23,590,336
Jefferies Group LLC	4.850	01-15-27	22,892,000	25,350,728
Operadora de Servicios Mega SA de CV (D)	8.250	02-11-25	10,104,000	10,217,670
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26	2,370,000	2,553,675
Refinitiv US Holdings, Inc. (D)	8.250	11-15-26	3,750,000	4,128,750
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	4,032,000	3,706,093
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	31,255,000	33,411,908
Insurance 1.2%
AXA SA	8.600	12-15-30	9,222,000	13,637,033
Brighthouse Financial, Inc.	3.700	06-22-27	34,888,000	35,471,184
CNO Financial Group, Inc.	5.250	05-30-25	9,930,000	11,242,084
CNO Financial Group, Inc.	5.250	05-30-29	21,727,000	24,811,407
Liberty Mutual Group, Inc. (D)	3.951	10-15-50	25,053,000	27,606,926
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	20,462,000	25,274,662
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-38	5,570,000	8,299,300
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (D)	5.100	10-16-44	18,240,000	19,881,600
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	40,491,000	42,996,583
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	22,451,000	27,666,196
Thrifts and mortgage finance 0.4%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	3,415,000	3,483,300
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	7,705,000	7,810,944
MGIC Investment Corp.	5.750	08-15-23	7,286,000	7,959,955
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	5,041,000	5,121,051
Nationstar Mortgage Holdings, Inc. (D)	8.125	07-15-23	8,821,000	9,192,188
Nationstar Mortgage Holdings, Inc. (D)	9.125	07-15-26	7,037,000	7,621,212
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (D)	3.622	04-26-23	18,230,000	18,947,863
Quicken Loans, Inc. (D)	5.750	05-01-25	15,960,000	16,352,297
Radian Group, Inc.	4.500	10-01-24	7,901,000	8,335,555
Health care 2.6%				498,479,216
Biotechnology 0.5%
AbbVie, Inc. (D)	3.200	11-21-29	44,711,000	47,158,168
AbbVie, Inc. (D)	4.250	11-21-49	13,743,000	15,493,261
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	30,074,000	32,257,139
Health care providers and services 1.4%
Centene Corp. (D)	3.375	02-15-30	7,839,000	7,839,000
Centene Corp. (D)	4.250	12-15-27	5,858,000	6,026,710
Centene Corp. (D)	4.625	12-15-29	6,105,000	6,532,350
Centene Corp. (D)	5.375	06-01-26	16,855,000	17,739,888
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	3.000	08-15-26	5,073,000	$5,317,033
CVS Health Corp.	4.300	03-25-28	25,350,000	28,367,997
CVS Health Corp.	5.050	03-25-48	18,589,000	22,877,994
DaVita, Inc.	5.000	05-01-25	29,189,000	29,619,538
Encompass Health Corp.	4.500	02-01-28	2,900,000	2,932,770
HCA, Inc.	4.125	06-15-29	10,429,000	11,465,710
HCA, Inc.	5.250	04-15-25	20,376,000	23,151,002
HCA, Inc.	5.250	06-15-26	18,243,000	20,866,907
MEDNAX, Inc. (D)	5.250	12-01-23	13,806,000	13,512,623
MEDNAX, Inc. (D)	6.250	01-15-27	12,515,000	12,013,774
Rede D'or Finance Sarl (A)(D)	4.500	01-22-30	16,474,000	16,078,624
Select Medical Corp. (D)	6.250	08-15-26	15,024,000	16,019,340
Team Health Holdings, Inc. (A)(D)	6.375	02-01-25	3,197,000	1,758,350
Universal Health Services, Inc. (D)	4.750	08-01-22	15,230,000	15,260,673
Universal Health Services, Inc. (D)	5.000	06-01-26	15,554,000	16,137,275
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (D)	4.250	05-01-28	3,981,000	4,006,080
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (D)	5.250	01-30-30	8,054,000	7,963,393
Bausch Health Companies, Inc. (D)	6.125	04-15-25	21,930,000	22,368,600
Bristol-Myers Squibb Company (D)	2.900	07-26-24	44,677,000	47,075,487
Bristol-Myers Squibb Company (D)	3.250	02-20-23	17,103,000	17,978,584
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	3,705,000	3,857,831
GlaxoSmithKline Capital PLC	3.000	06-01-24	25,294,000	26,803,115
Industrials 5.2%				999,882,839
Aerospace and defense 0.7%
Arconic, Inc.	5.125	10-01-24	18,193,000	19,521,089
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	21,100,000	22,057,916
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	11,995,000	12,684,713
The Boeing Company	3.200	03-01-29	35,553,000	38,015,448
TransDigm, Inc. (D)	5.500	11-15-27	35,536,000	35,493,357
Air freight and logistics 0.1%
XPO Logistics, Inc. (D)	6.500	06-15-22	11,266,000	11,259,240
Airlines 2.2%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	10,711,079	11,601,491
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	12,861,607	13,053,369
America West Airlines 2000-1 Pass Through Trust	8.057	07-02-20	441,869	448,261
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	2,000,882	2,032,711
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	18,815,536	19,862,902
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	20,216,862	21,407,957
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	6,701,616	6,814,721
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	23,834,498	26,044,189
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	7,600,038	8,163,741
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	16,150,613	17,576,235
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	9,054,933	9,498,446
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	10,224,121	10,817,037
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	17,170,497	18,196,893
Azul Investments LLP (A)(D)	5.875	10-26-24	13,825,000	13,617,625
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	12,131,511	12,905,352
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	06-20-20	383,810	384,962
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	7,505,146	7,935,965
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	7,966,501	$8,364,526
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04-11-20	738,714	739,866
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	4,482,111	4,779,485
Delta Air Lines, Inc.	2.900	10-28-24	33,754,000	34,010,900
Delta Air Lines, Inc.	3.800	04-19-23	20,679,000	21,513,158
Delta Air Lines, Inc.	4.375	04-19-28	22,850,000	23,835,484
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	16,011,000	16,887,002
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	23,236,646	24,791,059
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	9,909,473	10,301,121
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	19,044,974	19,852,589
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	25,275,463	25,862,645
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	7,088,785	7,380,255
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	15,276,477	17,539,936
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	4,198,855	4,450,786
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	6,354,500	7,121,687
Building products 0.1%
Builders FirstSource, Inc. (D)	5.000	03-01-30	2,354,000	2,355,130
Owens Corning (A)	3.950	08-15-29	19,135,000	21,263,845
Commercial services and supplies 0.2%
APX Group, Inc. (A)	7.625	09-01-23	19,027,000	18,075,650
Clean Harbors, Inc. (D)	4.875	07-15-27	2,960,000	3,092,312
Harsco Corp. (D)	5.750	07-31-27	5,035,000	4,959,475
IAA, Inc. (D)	5.500	06-15-27	835,000	884,056
LSC Communications, Inc. (D)	8.750	10-15-23	19,591,000	10,758,789
Construction and engineering 0.1%
AECOM	5.125	03-15-27	22,537,000	23,286,806
Tutor Perini Corp. (A)(D)	6.875	05-01-25	3,182,000	2,887,665
Electrical equipment 0.3%
Carrier Global Corp. (D)	2.242	02-15-25	27,457,000	27,934,730
Carrier Global Corp. (D)	2.722	02-15-30	21,968,000	22,283,340
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	24,330,000	25,926,210
General Electric Company	5.550	01-05-26	30,140,000	35,141,482
Machinery 0.1%
Otis Worldwide Corp. (D)	2.056	04-05-25	21,531,000	21,877,107
Professional services 0.2%
IHS Markit, Ltd. (D)	4.000	03-01-26	18,580,000	20,185,498
IHS Markit, Ltd. (D)	4.750	02-15-25	8,486,000	9,399,772
IHS Markit, Ltd.	4.750	08-01-28	11,465,000	13,291,833
Road and rail 0.1%
Uber Technologies, Inc. (D)	7.500	09-15-27	20,878,000	21,765,315
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC	2.875	08-14-24	24,969,000	25,435,251
Ahern Rentals, Inc. (D)	7.375	05-15-23	21,183,000	16,388,652
Air Lease Corp.	3.625	12-01-27	10,511,000	11,094,351
Aircastle, Ltd.	5.500	02-15-22	13,545,000	14,475,031
Ashtead Capital, Inc. (D)	4.250	11-01-29	8,614,000	8,845,677
Ashtead Capital, Inc. (D)	4.375	08-15-27	15,640,000	16,204,578
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23	15,195,000	16,285,610
H&E Equipment Services, Inc.	5.625	09-01-25	7,015,000	7,310,191
United Rentals North America, Inc.	3.875	11-15-27	11,441,000	11,555,410
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc.	4.875	01-15-28	19,580,000	$20,094,954
Information technology 4.3%				820,601,533
Communications equipment 0.5%
CommScope, Inc. (D)	8.250	03-01-27	22,177,000	22,371,049
Motorola Solutions, Inc.	4.600	02-23-28	33,503,000	37,836,025
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	29,836,000	30,716,162
Electronic equipment, instruments and components 0.1%
Tech Data Corp.	3.700	02-15-22	10,760,000	10,982,895
IT services 0.4%
Banff Merger Sub, Inc. (D)	9.750	09-01-26	14,007,000	14,112,053
PayPal Holdings, Inc.	2.850	10-01-29	32,259,000	33,864,584
Tempo Acquisition LLC (D)	6.750	06-01-25	6,270,000	6,240,656
VeriSign, Inc.	4.750	07-15-27	7,792,000	8,116,771
VeriSign, Inc.	5.250	04-01-25	9,210,000	9,983,640
Semiconductors and semiconductor equipment 2.3%
Broadcom Corp.	3.125	01-15-25	15,770,000	16,257,353
Broadcom Corp.	3.875	01-15-27	51,571,000	54,082,792
Broadcom, Inc. (D)	4.750	04-15-29	28,217,000	31,383,767
KLA Corp.	4.100	03-15-29	18,142,000	20,578,722
Lam Research Corp.	3.750	03-15-26	19,502,000	21,510,430
Lam Research Corp.	4.875	03-15-49	17,074,000	22,328,876
Marvell Technology Group, Ltd.	4.875	06-22-28	23,499,000	26,784,987
Microchip Technology, Inc.	4.333	06-01-23	49,554,000	52,903,064
Micron Technology, Inc.	4.185	02-15-27	48,783,000	52,227,011
Micron Technology, Inc.	4.975	02-06-26	11,033,000	12,331,278
Micron Technology, Inc.	5.327	02-06-29	43,454,000	49,877,968
NXP BV (D)	3.875	06-18-26	16,420,000	17,765,563
NXP BV (D)	4.625	06-01-23	34,555,000	37,384,960
NXP BV (D)	4.875	03-01-24	18,166,000	20,020,359
Qorvo, Inc.	5.500	07-15-26	7,029,000	7,260,957
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	10,308,000	10,765,578
Citrix Systems, Inc.	3.300	03-01-30	26,793,000	26,942,910
Microsoft Corp.	4.450	11-03-45	19,750,000	26,428,883
PTC, Inc. (D)	4.000	02-15-28	3,903,000	3,877,631
Technology hardware, storage and peripherals 0.7%
Dell International LLC (D)	4.900	10-01-26	29,030,000	32,562,954
Dell International LLC (D)	5.300	10-01-29	30,959,000	35,667,836
Dell International LLC (D)	8.350	07-15-46	31,996,000	43,473,165
Seagate HDD Cayman	4.750	01-01-25	22,665,000	23,960,654
Materials 1.2%				226,669,604
Chemicals 0.6%
Cydsa SAB de CV (D)	6.250	10-04-27	18,000,000	17,820,000
Methanex Corp.	4.250	12-01-24	16,269,000	17,327,524
Methanex Corp.	5.250	12-15-29	20,868,000	21,973,985
Orbia Advance Corp. SAB de CV (D)	5.500	01-15-48	17,715,000	19,588,538
Syngenta Finance NV (D)	4.441	04-24-23	25,935,000	27,580,917
Syngenta Finance NV (A)(D)	5.676	04-24-48	8,210,000	9,321,347
Construction materials 0.1%
Cemex SAB de CV (D)	6.125	05-05-25	15,185,000	15,374,964
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	14,410,000	$15,022,425
Metals and mining 0.3%
Anglo American Capital PLC (D)	4.750	04-10-27	13,375,000	15,248,479
Arconic Rolled Products Corp. (D)	6.125	02-15-28	2,748,000	2,830,440
Commercial Metals Company	5.375	07-15-27	5,017,000	5,129,883
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	9,625,000	9,011,888
First Quantum Minerals, Ltd. (D)	7.250	04-01-23	5,714,000	5,485,440
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	11,526,000	10,978,515
Newmont Corp.	2.800	10-01-29	10,482,000	10,899,140
Paper and forest products 0.1%
Inversiones CMPC SA (D)	3.850	01-13-30	8,078,000	8,259,755
Norbord, Inc. (D)	6.250	04-15-23	7,090,000	7,586,300
Suzano Austria GmbH	6.000	01-15-29	6,460,000	7,230,064
Real estate 1.4%				276,865,242
Equity real estate investment trusts 1.4%
American Homes 4 Rent LP	4.250	02-15-28	23,420,000	25,844,435
American Tower Corp.	2.400	03-15-25	15,758,000	16,174,812
American Tower Corp.	2.950	01-15-25	16,023,000	16,812,701
American Tower Corp.	3.550	07-15-27	34,902,000	37,889,142
American Tower Corp.	3.800	08-15-29	13,623,000	15,019,483
CyrusOne LP	3.450	11-15-29	19,636,000	20,019,295
Equinix, Inc.	3.200	11-18-29	27,111,000	28,375,346
Equinix, Inc.	5.375	05-15-27	12,381,000	13,339,288
GLP Capital LP	5.375	04-15-26	16,732,000	18,886,747
SBA Communications Corp. (D)	3.875	02-15-27	8,943,000	9,124,543
SBA Tower Trust (D)	2.836	01-15-25	22,481,000	23,553,231
SBA Tower Trust (D)	3.722	04-11-23	26,799,000	27,827,873
The GEO Group, Inc.	6.000	04-15-26	4,171,000	3,774,755
Ventas Realty LP	3.500	02-01-25	16,239,000	17,399,703
VICI Properties LP (D)	4.625	12-01-29	2,735,000	2,823,888
Utilities 1.2%				227,259,071
Electric utilities 0.6%
ABY Transmision Sur SA (D)	6.875	04-30-43	9,530,535	12,675,612
Emera US Finance LP	3.550	06-15-26	12,232,000	13,281,459
Empresa Electrica Angamos SA (D)	4.875	05-25-29	9,234,680	9,618,012
FirstEnergy Corp.	2.650	03-01-30	13,221,000	13,499,692
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	9,810,000	8,583,750
Israel Electric Corp., Ltd. (D)	6.875	06-21-23	6,630,000	7,566,295
Vistra Operations Company LLC (D)	3.700	01-30-27	27,272,000	27,680,882
Vistra Operations Company LLC (D)	4.300	07-15-29	24,825,000	25,462,906
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	14,057,000	14,303,279
Independent power and renewable electricity producers 0.5%
Greenko Dutch BV (D)	4.875	07-24-22	11,955,000	11,966,955
Greenko Dutch BV (D)	5.250	07-24-24	7,105,000	7,151,836
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	3,497,209	4,187,908
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	34,647,000	37,654,217
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	15,359,000	15,543,308

NextEra Energy Operating Partners LP (A)(D)	4.500	09-15-27	5,100,000	5,319,377

NRG Energy, Inc. (D)	3.750	06-15-24	12,190,000	12,763,583
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 0.1%				$24,609,236
(Cost $22,403,006)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	20,284,000	22,683,192

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,926,044
Term loans (H) 0.0%				$2,258,911
(Cost $2,438,384)
Financials 0.0%				2,258,911
Capital markets 0.0%

LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	7.653	05-01-23	2,453,125	2,258,911
Collateralized mortgage obligations 6.6%				$1,272,854,158
(Cost $1,266,040,501)
Commercial and residential 5.1%				982,490,205
Americold LLC Series 2010-ARTA, Class D (D)	7.443	01-14-29	9,783,000	9,995,454
AOA Mortgage Trust Series 2015-1177, Class C (D)(I)	3.010	12-13-29	6,896,000	6,989,368
Arroyo Mortgage Trust
Series 2018-1, Class A1 (D)(I)	3.763	04-25-48	26,007,402	26,412,790
Series 2019-2, Class A1 (D)(I)	3.347	04-25-49	24,019,914	24,413,279
Series 2019-3, Class A1 (D)(I)	2.962	10-25-48	13,594,398	13,765,693
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (D)(I)	3.843	11-05-32	11,565,000	11,328,345
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	15,448,000	16,389,536
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(D)	4.096	03-15-37	9,590,000	9,601,981
BBCMS Trust
Series 2015-MSQ, Class D (D)(I)	3.990	09-15-32	7,340,000	7,573,320
Series 2015-SRCH, Class D (D)(I)	4.957	08-10-35	15,371,000	17,539,155
Series 2020-C6, Class A2	2.690	02-15-53	10,593,000	11,075,030
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (D)	0.617	06-11-41	238,434	449
Benchmark Mortgage Trust
Series 2019-B10, Class A2	3.614	03-15-62	20,454,000	21,976,958
Series 2019-B11, Class A2	3.410	05-15-52	16,845,000	18,028,739
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	23,155,084
Series 2019-B14, Class A2	2.915	12-15-62	22,263,000	23,483,219
BENCHMARK Mortgage Trust Series 2019-B13, Class A2	2.889	08-15-57	19,985,000	21,010,684
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (D)(I)	2.666	07-25-59	10,224,222	10,321,912
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (D)	3.613	10-26-48	2,878,405	2,912,255
BWAY Mortgage Trust Series 2015-1740, Class XA IO (D)	0.896	01-10-35	123,773,000	2,139,169
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(D)	2.980	03-15-37	12,620,000	12,611,974
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(D)	3.409	12-15-37	6,315,000	6,322,898
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(D)	3.809	07-15-32	9,287,082	9,295,486
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(D)	3.909	11-15-36	17,654,000	17,664,942
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	8,060,000	8,563,015
Series 2019-SMRT, Class A (D)	4.149	01-10-36	6,922,000	7,545,670
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (D)(I)	3.337	05-25-49	8,598,330	8,753,896
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-1, Class A1 (D)(I)	2.488	02-25-50	11,431,022	$11,557,521
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.633	08-15-45	66,559,357	2,190,721
Series 2012-CR3, Class XA IO	1.857	10-15-45	94,541,478	3,704,608
Series 2014-CR15, Class XA IO	0.939	02-10-47	66,610,486	1,990,135
Series 2014-CR20, Class A3	3.326	11-10-47	36,990,000	39,635,913
Series 2016-CR28, Class A3	3.495	02-10-49	9,285,000	10,142,602
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.446	05-10-51	225,065,244	7,674,387
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (I)	4.934	12-10-44	3,986,000	4,178,836
Series 2013-300P, Class D (D)(I)	4.394	08-10-30	18,343,000	19,482,940
Series 2013-LC13, Class B (D)(I)	5.009	08-10-46	6,206,000	6,824,494
Series 2017-PANW, Class A (D)	3.244	10-10-29	7,194,000	7,603,256
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	6,381,000	6,656,475
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO (D)	0.678	02-15-38	232,590	19
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(D)	3.259	05-15-36	23,820,000	23,827,427
CSMC Trust
Series 2019-AFC1, Class A1 (D)	2.573	07-25-49	23,566,612	23,785,122
Series 2020-AFC1, Class A1 (D)(I)	2.240	02-25-50	16,063,625	16,216,748
GCAT LLC Series 2019-NQM1, Class A1 (D)	2.985	02-25-59	24,946,128	25,574,272
GCAT Trust Series 2020-NQM1, Class A1 (D)	2.247	01-25-60	26,963,000	26,962,552
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO (D)	1.834	07-10-39	7,186	23
Series 2011-GC5, Class XA IO (D)	1.329	08-10-44	22,909,093	308,175
Series 2015-590M, Class C (D)(I)	3.805	10-10-35	6,950,000	7,399,116
Series 2015-GC30, Class A3	3.119	05-10-50	20,640,000	22,021,879
Series 2015-GC34, Class A4	3.506	10-10-48	10,099,000	11,046,239
Series 2016-RENT, Class D (D)(I)	4.067	02-10-29	13,051,000	13,198,598
Series 2017-485L, Class C (D)(I)	3.982	02-10-37	6,600,000	7,254,465
Series 2019-GC39, Class A2	3.457	05-10-52	23,885,000	25,423,970
Series 2019-GC40, Class A2	2.971	07-10-52	20,410,000	21,384,053
Series 2020-UPTN, Class A (D)	2.751	02-10-37	13,326,000	13,976,972
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	30,017,465	468,227
Series 2007-4, Class ES IO	0.350	07-19-47	31,340,623	454,843
Series 2007-6, Class ES IO (D)	0.343	08-19-37	27,939,100	397,017
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(D)	3.359	12-15-34	6,995,000	6,988,578
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (C)(D)	5.635	08-05-34	5,240,000	5,235,634
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	7,679,000	8,178,434
Series 2017-APTS, Class CFX (D)(I)	3.497	06-15-34	6,867,000	7,161,175
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.173	05-15-48	15,265,000	15,954,915
Series 2013-IRV, Class XA IO (D)	1.105	05-15-48	11,244,194	201,714
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.570	08-15-46	10,447,190	167,998
Series 2015-C31, Class A3	3.801	08-15-48	11,104,090	12,270,067
Series 2016-C1, Class A4	3.311	03-15-49	7,425,000	8,050,804
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Class XA IO (D)	0.947	02-15-46	9,227,479	57,563
Series 2011-C4, Class XA IO (D)	1.183	07-15-46	5,426,112	52,956
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2012-HSBC, Class XA IO (D)	1.431	07-05-32	82,849,004	$2,466,158
Series 2015-JP1, Class A4	3.649	01-15-49	35,415,000	39,030,085
JPMorgan Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX (D)	2.812	01-16-37	13,410,000	14,064,809
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(D)	3.009	05-15-36	9,440,000	9,437,154
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class XC IO (D)	0.010	07-12-38	289,137	9
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (D)	1.428	08-15-45	12,344,925	336,240
Series 2012-C6, Class XA IO (D)	1.612	11-15-45	7,456,444	246,520
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (D)	0.625	07-15-49	6,700,652	40,815
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(D)	3.059	11-15-34	15,867,000	15,852,669
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	9,724,850	10,012,318
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.790	11-15-32	9,223,000	9,540,998
Series 2018-ALXA, Class C (D)(I)	4.316	01-15-43	7,332,000	8,343,214
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	5,035,000	5,257,728
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	24,019,090	25,667,648
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (D)(I)	3.793	03-25-48	3,751,264	3,791,693
Series 2020-1, Class A1 (D)(I)	2.275	02-25-50	13,485,000	13,584,921
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	3,520,000	3,715,385
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(I)	3.947	12-13-29	16,804,000	16,923,897
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(I)	2.710	03-18-28	14,886,000	14,867,105
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(D)	3.309	12-15-34	5,170,000	5,154,733
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (D)	0.793	02-15-44	31,977,710	147,484
Series 2011-C3, Class XA IO (D)	1.305	03-15-44	20,410,641	232,455
Series 2012-C10, Class XA IO (D)	1.537	12-15-45	8,562,653	315,451
Series 2012-C9, Class XA IO (D)	1.894	11-15-45	56,320,591	2,282,803
Series 2013-C15, Class B (I)	4.493	08-15-46	2,704,000	2,916,089
Series 2013-C16, Class B (I)	5.034	09-15-46	3,216,000	3,533,053
Series 2013-C16, Class XA IO	0.703	09-15-46	10,322,781	197,027
U.S. Government Agency 1.5%				290,363,953
Federal Home Loan Mortgage Corp.
Series K006, Class BX1 IO	5.560	02-25-20	364,257	185
Series K010, Class X1 IO	0.288	10-25-20	27,687,891	10,546
Series K011, Class X1 IO	0.323	11-25-20	45,138,811	39,916
Series K014, Class X1 IO	1.324	04-25-21	37,097,754	373,808
Series K015, Class X1 IO	1.739	07-25-21	37,611,733	625,288
Series K017, Class X1 IO	1.439	12-25-21	159,112,250	2,844,243
Series K018, Class X1 IO	1.445	01-25-22	99,801,786	1,854,766
Series K021, Class X1 IO	1.556	06-25-22	33,339,521	913,413
Series K022, Class X1 IO	1.337	07-25-22	136,093,296	3,236,965
Series K024, Class X1 IO	0.941	09-25-22	9,954,727	183,181
Series K026, Class X1 IO	1.100	11-25-22	15,279,130	336,540
Series K038, Class X1 IO	1.286	03-25-24	4,511,900	175,588
Series K040, Class A2	3.241	09-25-24	19,525,000	21,047,831
Series K043, Class A2	3.062	12-25-24	29,565,000	31,753,274
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K715, Class X1 IO	1.232	01-25-21	14,069,298	$107,723
Series K718, Class X1 IO	0.727	01-25-22	13,057,250	116,293
Series K728, Class A2 (I)	3.064	08-25-24	13,286,000	14,147,135
Series K729, Class A2	3.136	10-25-24	21,044,000	22,524,786
Series KAIV, Class X1 IO	1.239	06-25-21	22,735,952	214,621
Series KIR3, Class A1	3.038	08-25-27	34,200,000	36,716,193
Series KS01, Class X1 IO	1.336	01-25-23	38,466,420	904,557
Series KS03, Class X IO	0.414	08-25-25	37,594,187	307,490
Series T-41, Class 3A (I)	5.402	07-25-32	1,103	1,253
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	162	185
Series 2012-M5, Class X IO	0.522	02-25-22	16,495,922	128,775
Government National Mortgage Association
Series 2008-90, Class IO	1.877	12-16-50	2,623,240	602,802
Series 2012-114, Class IO	0.775	01-16-53	21,371,426	940,742
Series 2012-120, Class IO	0.793	02-16-53	9,661,955	453,989
Series 2012-125, Class IO	0.388	02-16-53	12,416,803	296,934
Series 2012-70, Class IO	0.414	08-16-52	5,817,081	69,630
Series 2013-63, Class IO	0.793	09-16-51	14,519,732	732,642
Series 2016-174, Class IO	0.890	11-16-56	44,753,052	3,242,887
Series 2017-109, Class IO	0.600	04-16-57	92,539,167	4,652,064
Series 2017-124, Class IO	0.709	01-16-59	123,552,921	7,663,543
Series 2017-135, Class IO	0.838	10-16-58	86,755,481	5,744,887
Series 2017-140, Class IO	0.612	02-16-59	71,324,224	4,087,762
Series 2017-159, Class IO	0.544	06-16-59	100,931,185	5,196,583
Series 2017-169, Class IO	0.727	01-16-60	176,138,262	11,327,364
Series 2017-20, Class IO	0.740	12-16-58	189,242,951	10,893,392
Series 2017-22, Class IO	0.933	12-16-57	35,545,136	2,702,504
Series 2017-41, Class IO	0.786	07-16-58	64,427,622	3,896,144
Series 2017-46, Class IO	0.620	11-16-57	85,394,683	4,749,089
Series 2017-61, Class IO	0.764	05-16-59	54,640,891	3,659,257
Series 2017-74, Class IO	0.774	09-16-58	113,053,577	5,812,480
Series 2017-89, Class IO	0.765	07-16-59	122,471,338	8,219,027
Series 2018-114, Class IO	0.541	04-16-60	186,061,409	11,026,111
Series 2018-158, Class IO	0.727	05-16-61	146,006,600	11,008,124
Series 2018-35, Class IO	0.527	03-16-60	137,035,428	7,272,950
Series 2018-43, Class IO	0.576	05-16-60	215,084,618	12,187,082
Series 2018-68, Class IO	0.479	01-16-60	24,613,263	1,204,903
Series 2018-69, Class IO	0.555	04-16-60	97,394,927	5,826,496
Series 2018-81, Class IO	0.450	01-16-60	45,260,367	2,471,791
Series 2018-9, Class IO	0.559	01-16-60	106,350,518	5,794,848

Series 2018-99, Class IO	0.478	06-16-60	173,109,743	10,063,371
Asset backed securities 5.5%				$1,050,343,628
(Cost $1,017,116,703)
Asset backed securities 5.5%				1,050,343,628
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (C)	1.979	05-25-36	9,748,434	9,555,085
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 (I)	6.488	08-25-27	2	2
Applebee's Funding LLC Series 2019-1A, Class A2I (D)	4.194	06-07-49	29,124,000	30,011,408
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	20,997,975	21,692,798
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	20,570,000	21,226,821
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2020-1A, Class A (D)	2.330	08-20-26	17,027,000	$17,459,571
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (D)	3.280	09-26-33	10,943,514	11,395,484
CARS-DB4 LP Series 2020-1A, Class B1 (D)	4.170	02-15-50	16,887,000	16,971,435
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	18,553,888	19,250,336
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	19,800,100	20,609,914
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	78,765	65,296
Corevest American Finance Trust Series 2019-3, Class A (D)	2.705	10-15-52	5,159,075	5,343,662
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.526	02-25-35	957,407	961,086
DB Master Finance LLC
Series 2017-1A, Class A2I (D)	3.629	11-20-47	10,305,783	10,583,626
Series 2017-1A, Class A2II (D)	4.030	11-20-47	8,665,538	9,208,173
Series 2019-1A, Class A2I (D)	3.787	05-20-49	51,158,413	52,962,770
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	32,555,638	34,827,695
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	27,911,125	28,799,536
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	7,614,675	7,663,637
Ford Credit Auto Owner Trust Series 2020-1, Class A (D)	2.040	08-15-31	26,767,000	27,331,532
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	32,163,000	34,029,940
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (D)	2.900	04-15-26	30,125,000	31,865,860
Golden Credit Card Trust Series 2018-4A, Class A (D)	3.440	10-15-25	22,572,000	24,018,299
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	16,056,761	16,338,100
Series 2018-AA, Class A (D)	3.540	02-25-32	6,380,907	6,676,641
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	10,623,375	11,384,221
Series 2019-1A, Class A2I (D)	3.982	08-25-49	12,274,238	12,695,980
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (D)	2.730	10-25-48	6,880,000	7,077,377
MelTel Land Funding LLC Series 2019-1A, Class A (D)	3.768	04-15-49	11,089,000	11,571,620
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (D)(I)	3.500	08-25-58	7,619,724	8,003,390
MVW Owner Trust
Series 2015-1A, Class A (D)	2.520	12-20-32	1,200,070	1,209,524
Series 2018-1A, Class A (D)	3.450	01-21-36	16,226,083	16,817,231
Navient Private Education Loan Trust Series 2016-AA, Class A2A (D)	3.910	12-15-45	7,852,973	8,252,071
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (D)	2.600	08-15-68	26,997,000	27,922,430
New Residential Mortgage LLC
Series 2018-FNT1, Class A (D)	3.610	05-25-23	9,865,531	9,889,817
Series 2018-FNT2, Class A (D)	3.790	07-25-54	5,871,551	5,900,382
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	4,353,504	4,384,678
Series 2018-PLS2, Class A (D)	3.265	02-25-23	15,690,536	15,783,026
Oxford Finance Funding LLC Series 2019-1A, Class A2 (D)	4.459	02-15-27	7,463,000	7,685,371
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	5,230,932	$5,410,656
Santander Revolving Auto Loan Trust Series 2019-A, Class A (D)	2.510	01-26-32	27,167,000	28,129,472
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (D)	3.230	10-20-24	8,135,000	8,242,966
Sesac Finance LLC Series 2019-1, Class A2 (D)	5.216	07-25-49	20,163,675	21,535,007
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (D)	5.200	09-20-35	3,468,031	3,626,967
Series 2019-1A, Class A (D)	3.200	01-20-36	7,753,496	7,917,448
SMB Private Education Loan Trust
Series 2015-C, Class A2A (D)	2.750	07-15-27	5,669,948	5,750,025
Series 2019-B, Class A2A (D)	2.840	06-15-37	26,747,000	27,784,299
Sonic Capital LLC Series 2020-1A, Class A2I (D)	3.845	01-20-50	15,822,000	16,374,030
Sunbird Engine Finance LLC Series 2020-1A, Class A (D)	3.671	02-15-45	23,560,000	23,358,633
Taco Bell Funding LLC
Series 2016-1A, Class A2II (D)	4.377	05-25-46	2,674,375	2,684,377
Series 2018-1A, Class A2I (D)	4.318	11-25-48	30,237,250	31,199,399
TAL Advantage V LLC Series 2014-1A, Class A (D)	3.510	02-22-39	1,938,000	1,957,705
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.921	10-25-53	4,950,000	5,230,265
Series 2015-2, Class 1M2 (D)(I)	3.784	11-25-60	10,860,000	11,837,733
Series 2017-1, Class A1 (D)(I)	2.750	10-25-56	5,258,007	5,366,681
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	2,730,450	2,774,009
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	6,716,483	6,890,862
Series 2018-3, Class A1 (D)(I)	3.750	05-25-58	10,477,501	11,067,399
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	23,612,720	24,632,400
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	4,319,566	4,483,969
Series 2018-6, Class A1A (D)(I)	3.750	03-25-58	28,713,402	30,082,466
Series 2019-1, Class A1 (D)(I)	3.750	03-25-58	15,649,345	16,689,975
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	16,745,606	17,395,918
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (D)	2.560	11-25-31	58,504,000	61,197,384
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	15,928,208	16,132,010
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	12,441,100	13,012,200
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	8,645,329	8,776,515
Westgate Resorts LLC
Series 2016-1A, Class A (D)	3.500	12-20-28	940,648	944,889
Series 2017-1A, Class A (D)	3.050	12-20-30	3,186,587	3,215,538
Westlake Automobile Receivables Trust Series 2019-1A, Class C (D)	3.450	03-15-24	10,588,000	10,805,424
Willis Engine Structured Trust V Series 2020-A, Class A (D)	3.228	03-15-45	8,484,000	8,411,182

	Shares	Value
Preferred securities 0.3%		$50,159,904
(Cost $50,570,030)
Consumer staples 0.0%		2,404,140
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	28,284	2,404,140
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials 0.1%		$12,857,736
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (C)	377,982	9,638,541
Wells Fargo & Company, Series L, 7.500%	2,139	3,219,195
Information technology 0.1%		16,434,712
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000% (A)	15,892	16,434,712
Utilities 0.1%		18,463,316
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	275,700	12,533,791
The Southern Company, 6.750%	38,814	1,954,673
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	24,838	2,487,526
DTE Energy Company, 6.250%	33,037	1,487,326

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$279,948
(Cost $0)
Stearns Holdings LLC (D)(G)(J)	9.375	08-15-20	2,428,000	279,948

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.2%				$815,385,632
(Cost $815,320,187)
U.S. Government Agency 1.1%				220,524,000
Federal Agricultural Mortgage Corp. Discount Note	1.390	03-02-20	43,283,000	43,283,000
Federal Home Loan Bank Discount Note	1.320	03-02-20	177,241,000	177,241,000

	Yield (%)	Shares	Value
Short-term funds 1.3%			244,094,632
John Hancock Collateral Trust (K)	1.6968(L)	24,387,758	244,094,632

	Par value^	Value
Repurchase agreement 1.8%		350,767,000
Barclays Tri-Party Repurchase Agreement dated 2-28-20 at 1.570% to be repurchased at $338,958,341 on 3-2-20, collateralized by $302,862,051 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $345,737,582)	338,914,000	338,914,000
Repurchase Agreement with State Street Corp. dated 2-28-20 at 0.550% to be repurchased at $11,853,543 on 3-2-20, collateralized by $11,135,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $12,093,078)	11,853,000	11,853,000

Total investments (Cost $18,859,075,629) 102.7%	$19,759,624,625
Other assets and liabilities, net (2.7%)	(517,245,557)
Total net assets 100.0%	$19,242,379,068

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 2-29-20. The value of securities on loan amounted to $238,825,929.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,557,356,671 or 23.7% of the fund's net assets as of 2-29-20.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 2-29-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-29-20:
United States	89.8%
United Kingdom	2.4%
Canada	1.3%
Netherlands	1.3%
Other countries	5.2%
TOTAL	100.0%
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,575	Long	Jun 2020	$209,010,958	$212,231,250	$3,220,292
						$3,220,292
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	8,545,612,959	—	$8,545,612,959	—
Foreign government obligations	88,515,025	—	88,515,025	—
Corporate bonds	7,909,605,224	—	7,909,605,224	—
Municipal bonds	24,609,236	—	24,609,236	—
Term loans	2,258,911	—	2,258,911	—
Collateralized mortgage obligations	1,272,854,158	—	1,272,854,158	—
Asset backed securities	1,050,343,628	—	1,050,343,628	—
Preferred securities	50,159,904	$47,755,764	2,404,140	—
Escrow certificates	279,948	—	—	$279,948
Short-term investments	815,385,632	244,094,632	571,291,000	—
Total investments in securities	$19,759,624,625	$291,850,396	$19,467,494,281	$279,948
Derivatives:
Assets
Futures	$3,220,292	$3,220,292	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	24,387,758	$163,520,202	$3,637,207,831	(3,556,670,743)	$9,910	$27,432	$1,034,640	—	$244,094,632
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	27